Stock-based Compensation (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation Details
Unexercised options, beginning of year	300,000	300,000
Stock options issued during the year
Stock Options expired
Stock Options exercised
Unexercised options, end of year	300,000	300,000
Vested options, end of year	300,000	300,000